Operating Lease Liabilities (Details) - Schedule of Analyzed for Reporting Purposes - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Analyzed For Reporting Purposes [Abstract]
Long-term portion of operating lease liabilities	$ 1,636,493	$ 1,473,093
Current maturities of operating lease liabilities	316,253	778,742
Total	$ 1,952,746	$ 2,251,835